Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Beginning balance			$ 378,150	$ 320,161	$ 320,161
Ending balance	$ 0		0		378,150	$ 320,161
Series Seed Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 2,473	$ 2,473	$ 2,473	$ 2,473	$ 2,473	$ 2,473
Beginning balance (in shares)	5,045,368	5,045,368	5,045,368	5,045,368	5,045,368	5,045,368
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (2,473)		$ (2,473)
Conversion of preferred stock to common stock upon IPO (in shares)	(5,045,368)		(5,045,368)
Ending balance	$ 0	$ 2,473	$ 0	$ 2,473	$ 2,473	$ 2,473
Ending balance (in shares)	0	5,045,368	0	5,045,368	5,045,368	5,045,368
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 5,179	$ 5,179	$ 5,179	$ 5,179	$ 5,179	$ 5,179
Beginning balance (in shares)	8,255,614	8,255,614	8,255,614	8,255,614	8,255,614	8,255,614
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (5,179)		$ (5,179)
Conversion of preferred stock to common stock upon IPO (in shares)	(8,255,614)		(8,255,614)
Ending balance	$ 0	$ 5,179	$ 0	$ 5,179	$ 5,179	$ 5,179
Ending balance (in shares)	0	8,255,614	0	8,255,614	8,255,614	8,255,614
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 10,827	$ 10,827	$ 10,827	$ 10,827	$ 10,827	$ 10,228
Beginning balance (in shares)	18,894,315	18,894,315	18,894,315	18,894,315	18,894,315	18,456,996
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Exercise of warrants (in shares)						437,319
Exercise of warrants						$ 599
Conversion of preferred stock to common stock upon IPO	$ (10,827)		$ (10,827)
Conversion of preferred stock to common stock upon IPO (in shares)	(18,894,315)		(18,894,315)
Ending balance	$ 0	$ 10,827	$ 0	$ 10,827	$ 10,827	$ 10,827
Ending balance (in shares)	0	18,894,315	0	18,894,315	18,894,315	18,894,315
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 24,908	$ 24,908	$ 24,908	$ 24,908	$ 24,908	$ 24,908
Beginning balance (in shares)	42,890,840	42,890,840	42,890,840	42,890,840	42,890,840	42,890,840
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (24,908)		$ (24,908)
Conversion of preferred stock to common stock upon IPO (in shares)	(42,890,840)		(42,890,840)
Ending balance	$ 0	$ 24,908	$ 0	$ 24,908	$ 24,908	$ 24,908
Ending balance (in shares)	0	42,890,840	0	42,890,840	42,890,840	42,890,840
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 33,411	$ 33,411	$ 33,411	$ 33,411	$ 33,411	$ 33,411
Beginning balance (in shares)	39,656,811	39,656,811	39,656,811	39,656,811	39,656,811	39,656,811
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (33,411)		$ (33,411)
Conversion of preferred stock to common stock upon IPO (in shares)	(39,656,811)		(39,656,811)
Ending balance	$ 0	$ 33,411	$ 0	$ 33,411	$ 33,411	$ 33,411
Ending balance (in shares)	0	39,656,811	0	39,656,811	39,656,811	39,656,811
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 29,738	$ 29,738	$ 29,738	$ 29,738	$ 29,738	$ 29,738
Beginning balance (in shares)	29,019,153	29,019,153	29,019,153	29,019,153	29,019,153	29,019,153
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (29,738)		$ (29,738)
Conversion of preferred stock to common stock upon IPO (in shares)	(29,019,153)		(29,019,153)
Ending balance	$ 0	$ 29,738	$ 0	$ 29,738	$ 29,738	$ 29,738
Ending balance (in shares)	0	29,019,153	0	29,019,153	29,019,153	29,019,153
Series F Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 132,975	$ 132,975	$ 132,975	$ 132,975	$ 132,975	$ 132,975
Beginning balance (in shares)	74,840,147	74,840,147	74,840,147	74,840,147	74,840,147	74,840,147
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (132,975)		$ (132,975)
Conversion of preferred stock to common stock upon IPO (in shares)	(74,840,147)		(74,840,147)
Ending balance	$ 0	$ 132,975	$ 0	$ 132,975	$ 132,975	$ 132,975
Ending balance (in shares)	0	74,840,147	0	74,840,147	74,840,147	74,840,147
Series F-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 49,392	$ 49,392	$ 49,392	$ 49,392	$ 49,392	$ 49,392
Beginning balance (in shares)	23,664,027	23,664,027	23,664,027	23,664,027	23,664,027	23,664,027
Issuance of Series G preferred stock, net		$ 0		$ 0		$ 0
Issuance of Series G preferred stock, net (in shares)		0		0		0
Conversion of preferred stock to common stock upon IPO	$ (49,392)		$ (49,392)
Conversion of preferred stock to common stock upon IPO (in shares)	(23,664,027)		(23,664,027)
Ending balance	$ 0	$ 49,392	$ 0	$ 49,392	$ 49,392	$ 49,392
Ending balance (in shares)	0	23,664,027	0	23,664,027	23,664,027	23,664,027
Series G Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance	$ 89,247	$ 82,754	$ 89,247	$ 31,258	$ 31,258	$ 0
Beginning balance (in shares)	99,229,883	92,041,042	99,229,883	34,972,704	34,972,704	0
Issuance of Series G preferred stock, net		$ 6,487		$ 57,983	$ 57,989	$ 31,258
Issuance of Series G preferred stock, net (in shares)		7,188,841		64,257,179	64,257,179	34,972,704
Conversion of preferred stock to common stock upon IPO	$ (89,247)		$ (89,247)
Conversion of preferred stock to common stock upon IPO (in shares)	(99,229,883)		(99,229,883)
Ending balance	$ 0	$ 89,241	$ 0	$ 89,241	$ 89,247	$ 31,258
Ending balance (in shares)	0	99,229,883	0	99,229,883	99,229,883	34,972,704